Related party transactions (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum [member]
Statement Line Items [Line Items]
Interest rates	10.00%	12.00%
Maximum [member]
Statement Line Items [Line Items]
Interest rates	18.00%	18.20%
Debentures [Member]
Statement Line Items [Line Items]
Due to related parties	$ 3,287	$ 3,145
Interest on debenture	$ 538	$ 498
Debentures [Member] | Minimum [member]
Statement Line Items [Line Items]
Interest rates	12.00%	15.00%
Debentures [Member] | Maximum [member]
Statement Line Items [Line Items]
Interest rates	18.00%	18.00%